Segment Information - Summary of operating segments of assets and liabilities (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	R$ 44,028,398	R$ 11,754,455
Total assets	61,092,922	21,184,512
Current liabilities	12,863,889	7,518,423
Non-current liabilities	24,955,570	10,303,744
Natura and Co Latam [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	9,204,837	4,574,087
Total assets	17,876,818	9,328,858
Current liabilities	5,937,239	3,116,454
Non-current liabilities	10,281,619	8,235,679
Avon International [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	25,758,269
Total assets	29,338,889
Current liabilities	3,415,813
Non-current liabilities	12,056,797
TBS International [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	7,726,417	6,146,960
Total assets	9,828,551	7,369,250
Current liabilities	1,989,604	1,065,447
Non-current liabilities	1,885,255	1,477,148
Aesop International [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	1,338,875	1,033,408
Total assets	1,954,858	1,435,830
Current liabilities	418,223	255,616
Non-current liabilities	730,817	590,917
Corporate [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets
Total assets	2,093,806	3,050,574
Current liabilities	1,103,010	3,080,906
Non-current liabilities	R$ 1,082